Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2023	2,832,417
Balance at Dec. 31, 2023	$ 28,324	$ 68,069,724	$ 41,564,249	$ 109,662,297	$ 9,765,932	$ 119,428,229
Net income / (loss)	$ 0	0	(2,192,839)	(2,192,839)	(50,079)	(2,242,918)
Repurchase and cancelation of common shares (in shares)	(43,714)
Repurchase and cancelation of common shares	$ (437)	(973,633)	0	(974,070)	0	(974,070)
Share-based compensation	$ 0	$ 469,056	$ 0	$ 469,056	$ 0	$ 469,056
Shares forfeited (in shares)	(750)
Shares forfeited (in shares)	(8)	8	0	0	0	0
Balance (in shares) at Jun. 30, 2024	2,787,953
Balance at Jun. 30, 2024	$ 27,879	$ 67,565,155	$ 39,371,410	$ 106,964,444	$ 9,715,853	$ 116,680,297
Balance (in shares) at Dec. 31, 2024	2,826,697
Balance at Dec. 31, 2024	$ 28,266	67,751,242	28,958,375	96,737,883	8,854,562	105,592,445
Net income / (loss)	0	0	(6,774,193)	(6,774,193)	(338,575)	(7,112,768)
Share-based compensation	0	494,250	0	494,250	0	494,250
Capital contributions made by non-controlling shareholders	$ 0	0	0	0	390,000	390,000
Balance (in shares) at Jun. 30, 2025	2,826,697
Balance at Jun. 30, 2025	$ 28,266	$ 68,245,492	$ 22,184,182	$ 90,457,940	$ 8,905,987	$ 99,363,927